Financial Instruments (Details 6) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	$ 83,582	$ 69,216
Interest rate swaps	51,996	55,118
Financial liabilities at fair value:
Contracts in respect of forward transactions	(364)	(10)
Transactions to peg electricity prices swap (CFD differences contract)	(168)	(4,123)
Interest rate swaps	(18,323)	(11,448)
Level 1 of fair value hierarchy [member]
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	0	0
Interest rate swaps	0	0
Financial liabilities at fair value:
Contracts in respect of forward transactions	0	0
Transactions to peg electricity prices swap (CFD differences contract)	0	0
Interest rate swaps	0	0
Level 2 of fair value hierarchy [member]
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	0	0
Interest rate swaps	51,996	55,118
Financial liabilities at fair value:
Contracts in respect of forward transactions	(364)	(10)
Transactions to peg electricity prices swap (CFD differences contract)	(168)	(4,123)
Interest rate swaps	(18,323)	(11,448)
Level 3 of fair value hierarchy [member]
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	83,582	69,216
Interest rate swaps	0	0
Financial liabilities at fair value:
Contracts in respect of forward transactions	0	0
Transactions to peg electricity prices swap (CFD differences contract)	0
Interest rate swaps	$ 0	$ 0